DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2017
Dividend award [Member]
DIVIDENDS ON ORDINARY SHARES (Tables) [Line Items]
Disclosure of Dividends On Ordinary Shares [Text Block]	Dividends paid during the year were as follows:

	2017 pence per share	2016 pence per share	2015 pence per share	2017 £m	2016 £m	2015 £m
Recommended by directors at previous year end:
Final dividend	1.70	1.50	0.75	1,212	1,070	535
Special dividend	0.50	0.50	–	356	357	–
Interim dividend paid in the year	1.00	0.85	0.75	720	607	535
	3.20	2.85	1.50	2,288	2,034	1,070